AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")

                    AMERITAS VARIABLE SEPARATE ACCOUNT V and
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")

                                 Supplement to:
                             OVERTURE LIFE SPVUL and
                                OVERTURE ANNUITY
                         Prospectuses Dated May 1, 2007

                          Supplement Dated May 1, 2010

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                  Portfolio Type / Summary of Investment Strategy
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                    The Alger Portfolios                                  Fred Alger Management, Inc.
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Alger Balanced Portfolio, Class I-2                             Current income and long-term capital appreciation.
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              Calvert Variable Products, Inc.*                       Calvert Asset Management Company, Inc.
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Calvert VP EAFE International Index Portfolio - World Asset     Index:  MSCI EAFE Index.
Management, Inc.
(Summit EAFE International Index Portfolio prior to 5/1/10)
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Calvert VP S&P 500 Index Portfolio - Summit Investment          Index:  S&P 500 Index.
Partners, Inc. ("Summit")
(Summit S&P 500 Index Portfolio prior to 5/1/10)
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Calvert VP S&P MidCap 400 Index Portfolio - Summit              Index:  S&P MidCap 400 Index.
(Summit S&P MidCap 400 Index Portfolio prior to 5/1/10)
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser        Long-term capital appreciation
(Summit Zenith Portfolio prior to 5/1/10)
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               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
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Calvert VP Money Market Portfolio - No Subadviser               Money market: current income.
(Ameritas Money Market Portfolio prior to 5/1/10)
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Calvert VP Small Cap Growth Portfolio - Eagle Asset             Long-term capital appreciation.
Management, Inc.
(Ameritas Small Capitalization Portfolio prior to 5/1/10)
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Calvert VP SRI Balanced Portfolio - Equity Portion: New         Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
(CVS Calvert Social Balanced Portfolio prior to 5/1/10)
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Calvert VP SRI Strategic Portfolio - Thornburg Investment       Long-term capital appreciation; current income is
Management, Inc.                                                secondary.
(Ameritas Core Strategies Portfolio prior to 5/1/10)
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           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
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Fidelity(R) VIP Asset ManagerSM Portfolio, Initial Class        Total return.
(1,2,3,4)
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Fidelity(R) VIP Asset Manager: Growth(R) Portfolio, Initial     Total return.
Class (1,2,3,4)
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class (1,2,3)  Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class (1,2,3)  Index:  S&P 500 Index.
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Fidelity(R) VIP Growth Portfolio, Initial Class(1,2,3)          Capital Appreciation.
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Fidelity(R) VIP High Income Portfolio, Initial Class (1,2)      Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial        Bond.
Class (1,4)
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Fidelity(R) VIP Overseas Portfolio, Initial Class (1,2,3)       Long-term growth.
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   - Subadvisers: (1)Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
   International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3)
   Fidelity Management & Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
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               MFS(R) Variable Insurance Trust                        Massachusetts Financial Services Company
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MFS(R) New Discovery Series, Initial Class                      Capital appreciation.
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MFS(R) Strategic Income Series, Initial Class                   Total return with emphasis on high current income,
                                                                but also considering capital appreciation.
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MFS(R) Utilities Series, Initial Class                          Total return.
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

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                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                  Portfolio Type / Summary of Investment Strategy
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          The Universal Institutional Funds, Inc.                  Morgan Stanley Investment Management Inc.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan         Long-term capital appreciation.
Stanley Investment Management Company ("MSIMC")and Morgan
Stanley Investment Management Limited ("MSIML")
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UIF Global Value Equity Portfolio, Class I - MSIML              Long-term capital
appreciation.
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UIF International Magnum Portfolio, Class I - MSIML, Morgan     Long-term capital appreciation.
Stanley Asset & Investment Trust Management Co., Limited
and MSIMC
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UIF U.S. Real Estate Portfolio, Class I                         Above-average current income and long-term capital
                                                                appreciation.
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* These funds are part of, and their investment adviser and Summit are indirect subsidiaries of the UNIFI Mutual
Holding Company, the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of
UNIFI, is the underwriter for these funds.

Please see the respective portfolio prospectuses, which accompany this supplement, for more information.

2. The following paragraphs are added to your prospectus Separate Account and Transfers sections:

     Resolving Material Conflicts - Underlying Investment Interests
     In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information.

     Omnibus Orders
     Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Any references to "mixed and shared funding" are deleted from the prospectus.

3. References to Rule 12h-7 are deleted and replaced with the following text:

     Ameritas relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

All other provisions of your prospectus remain as stated in your Policy and prospectus as previously supplemented.

  Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.